Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Trade receivables
Financial assets	€ 5,254.8	€ 3,386.2	€ 4,549.5
Trade receivables [member]
Trade receivables
Change in allowance for impairment	0.0	0.0	0.0
Bad Debts Written off	0.0	0.0	0.0
Financial assets	43.5	18.6	2.3
Trade receivables [member] | Past due
Trade receivables
Financial assets	3.6	1.0	3.3
Trade receivables [member] | Past due and impaired
Trade receivables
Financial assets	0.0	0.0	0.0
Trade receivables [member] | Past due but not impaired
Trade receivables
Financial assets	€ 3.6	€ 1.0	€ 3.3